Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 981	$ 528
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Provision for loan losses	162	137
Depreciation expense	106	54
Net accretion of securities discounts	(84)	(9)
Amortization of deferred loan fees and costs	45	12
Deferred income taxes	85	22
Stock-based compensation expense	230	202
Gain on the sale of investment securities available for sale	(331)	0
Gain on the sale of loans held for sale	(680)	(114)
Gain on sale of SBA loan	(32)	0
Net (gain) loss on sale of other real estate owned	(7)	66
Loans held for sale-originations	(33,860)	(12,114)
Loans held for sale-proceeds	30,078	11,815
Changes in assets and liabilities which provided (used ) cash:
Accrued interest receivable	(114)	(120)
Prepaid expenses and other assets	(351)	14
Accrued interest payable	(17)	(9)
Accrued expenses and other liabilities	180	(95)
Net Cash (Used in) Provided by Operating Activities	(3,609)	389
Cash Flows from Investing Activities
Net increase in investment in interest-earning time deposits	(50)	(2,081)
Purchase of investment securities available for sale	(555)	(7,605)
Proceeds from calls of investment securities available for sale	3,538	4,105
Proceeds from the sale of securities available for sale	3,911	0
Principal payments received on mortgage-backed securities held to maturity	298	1,525
Net increase in loans receivable	(9,524)	(1,418)
Net decrease in investment in Federal Home Loan Bank stock	179	141
Proceeds from the sale of other real estate owned	439	1,580
Capitalized expenditures on other real estate owned	(20)	0
Purchase of premises and equipment	(590)	(105)
Net Cash Used in Investing Activities	(2,374)	(3,858)
Cash Flows from Financing Activities
Net increase in deposits	8,513	8,834
Repayment of Federal Home Loan Bank advances	(1,800)	(1,800)
Repayment of borrowings	0	(423)
Dividends paid	(153)	(134)
Purchase of treasury stock	(33)	(47)
Increase in advances from borrowers for taxes and insurance	169	76
Net Cash Provided by Financing Activities	6,696	6,506
Net Increase in Cash and Cash Equivalents	713	3,037
Cash and Cash Equivalents - Beginning of Year	11,687	8,650
Cash and Cash Equivalents - End of Year	12,400	11,687
Supplementary Disclosure of Cash Flow and Non-Cash Information:
Cash payments for interest	1,737	1,918
Cash payments for income taxes	772	495
Transfer of loans to other real estate owned	397	640
Transfer of mortgage-backed securities held to maturity to investment and mortgage-backed securities available for sale	$ 3,591	$ 0